Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets measured at fair value
Investment portfolio	$ 37,768	$ 12,520
Financial assets not measured at fair value
Cash and cash equivalents	16,133	29,268	$ 67,762	$ 12,119
Restricted cash	1,737	1,578
Current (terms of one year or less)	74,121	69,693
Non-Current (terms exceeding one year)	151	221
Other receivables	1,901	2,741
Financial liabilities measured at fair value
Derivative financial liabilities	34	419
Accounts payable, accruals and other	24,082	20,982
Debentures	36,783	38,266
Level 1 [Member]
Financial assets measured at fair value
Investment portfolio	26,332	605
Financial assets not measured at fair value
Cash and cash equivalents	16,133	29,268
Restricted cash	1,737	1,578
Level 2 [Member]
Financial assets not measured at fair value
Current (terms of one year or less)	74,121	69,693
Other receivables	11,750	9,719
Financial liabilities measured at fair value
Derivative financial liabilities	34	419
Accounts payable, accruals and other	23,904	20,773
Credit facility	49,405	46,180
Debentures	34,997	36,067
Level 3 [Member]
Financial assets measured at fair value
Investment portfolio	11,436	11,915
Financial assets not measured at fair value
Non-Current (terms exceeding one year)	151	221
Total Fair Value [Member]
Financial assets measured at fair value
Investment portfolio	37,768	12,520
Financial assets not measured at fair value
Cash and cash equivalents	16,133	29,268
Restricted cash	1,737	1,578
Current (terms of one year or less)	74,121	69,693
Non-Current (terms exceeding one year)	151	221
Other receivables	11,750	9,719
Financial liabilities measured at fair value
Derivative financial liabilities	34	419
Accounts payable, accruals and other	23,904	20,773
Credit facility	49,405	46,180
Debentures	34,997	36,067
FVTPL [Member]
Financial assets measured at fair value
Investment portfolio	37,768	12,520
Total financial assets measured at fair value	37,768	12,520
Financial liabilities measured at fair value
Derivative financial liabilities	34	419
Total Financial liabilities measured at fair value	34	419
Financial asset at amortized cost [Member]
Financial assets not measured at fair value
Cash and cash equivalents	16,133	29,268
Restricted cash	1,737	1,578
Current (terms of one year or less)	74,121	69,693
Non-Current (terms exceeding one year)	151	221
Other receivables	11,750	9,719
Total financial assets not measured at fair value	103,892	110,479
Other Financial Liabilities [Member]
Financial liabilities measured at fair value
Accounts payable, accruals and other	23,904	20,773
Credit facility	49,405	46,180
Debentures	36,783	38,266
Total Financial liabilities not measured at fair value	110,092	105,219
Total Carrying Value [Member]
Financial assets measured at fair value
Investment portfolio	37,768	12,520
Total financial assets measured at fair value	37,768	12,520
Financial assets not measured at fair value
Cash and cash equivalents	16,133	29,268
Restricted cash	1,737	1,578
Current (terms of one year or less)	74,121	69,693
Non-Current (terms exceeding one year)	151	221
Other receivables	11,750	9,719
Total financial assets not measured at fair value	103,892	110,479
Financial liabilities measured at fair value
Derivative financial liabilities	34	419
Total Financial liabilities measured at fair value	34	419
Accounts payable, accruals and other	23,904	20,773
Credit facility	49,405	46,180
Debentures	36,783	38,266
Total Financial liabilities not measured at fair value	$ 110,092	$ 105,219